Pensions and other post-retirement benefits - Details of Assumptions Used to Estimate Benefit Obligations (Details)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
United Kingdom | Domestic defined benefit plans
Disclosure of defined benefit plans [line items]
Discount rate for plan liabilities	2.50%	2.70%	3.90%
Rate of increase in salaries	4.10%	4.60%	4.40%
Rate of increase for pensions in payment	2.90%	3.00%	3.00%
Rate of increase in deferred pensions	2.90%	3.00%	3.00%
Inflation for plan liabilities	3.10%	3.20%	3.00%
Discount rate for plan service cost	2.70%	4.00%	3.90%
Discount rate for plan other finance expense	2.70%	3.90%	3.60%
Inflation for plan service cost	3.20%	3.10%	3.10%
US | Foreign defined benefit plans
Disclosure of defined benefit plans [line items]
Discount rate for plan liabilities	3.50%	3.90%	4.00%
Rate of increase in salaries	4.10%	4.20%	3.90%
Rate of increase for pensions in payment	0.00%	0.00%	0.00%
Rate of increase in deferred pensions	0.00%	0.00%	0.00%
Inflation for plan liabilities	1.70%	1.80%	1.50%
Discount rate for plan service cost	4.10%	4.20%	3.80%
Discount rate for plan other finance expense	3.90%	4.00%	3.70%
Inflation for plan service cost	1.80%	1.50%	1.60%
Eurozone | Foreign defined benefit plans
Disclosure of defined benefit plans [line items]
Discount rate for plan liabilities	1.90%	1.70%	2.40%
Rate of increase in salaries	3.00%	3.00%	3.20%
Rate of increase for pensions in payment	1.40%	1.50%	1.60%
Rate of increase in deferred pensions	0.60%	0.50%	0.60%
Inflation for plan liabilities	1.60%	1.60%	1.80%
Discount rate for plan service cost	2.10%	2.70%	2.30%
Discount rate for plan other finance expense	1.70%	2.40%	2.00%
Inflation for plan service cost	1.60%	1.80%	2.00%